Summary of lease liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Lease liabilities [abstract]
Balance - Beginning of period	$ 161	$ 184
Additions	38	15
Interest paid as charged to net loss as other finance costs	(4)	(7)
Payment against lease liabilities	(134)	(127)	$ (265)
Modification of lease liability	114	103
Impact of foreign exchange rate changes	4	(7)
Balances - End of the year	179	161	$ 184
Current lease liabilities	114	130
Non-current lease liabilities	$ 65	$ 31